Assets By Segment (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Nov. 25, 2012	Nov. 27, 2011
Assets:
Trade receivables, net	$ 398,990	$ 500,672	$ 654,903
Inventories	572,048	518,860	611,402
All other assets		2,150,545	2,013,250
Total assets	3,146,829	3,170,077	3,279,555
Americas
Assets:
Trade receivables, net		327,308	404,401
Inventories		270,019	332,955
All other assets		0	0
Europe
Assets:
Trade receivables, net		113,405	164,077
Inventories		126,018	141,764
All other assets		0	0
Asia Pacific
Assets:
Trade receivables, net		40,996	66,779
Inventories		96,969	130,953
All other assets		0	0
Corporate
Assets:
Trade receivables, net		18,963	19,646
Inventories		25,854	5,730
All other assets		$ 2,150,545	$ 2,013,250